Property and equipment, net - Schedule of property and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property and equipment, net
Less: Accumulated depreciation and impairment	¥ (12,596)	$ (1,774)	¥ (157,825)
Total property and equipment, net	1,433	202	14,947
Computer Equipment and Servers
Property and equipment, net
Property and equipment, gross	5,491	773	163,366
Office Furniture and Equipment
Property and equipment, net
Property and equipment, gross	4,242	597	5,008
Leasehold improvements
Property and equipment, net
Property and equipment, gross	4,211	593	4,313
Construction-in progress
Property and equipment, net
Property and equipment, gross	¥ 85	$ 13	¥ 85